LONG-TERM INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2024
Long-term Investment
Schedule of changes in long-term investment

Investments accounted for using the equity method
$US
Balance as of December 31, 2022	2,106,646
Income from equity method investments	2,335,281
Dividends distribution	(1,863,561)
Foreign currency translation	(60,828)
Balance as of December 31, 2023	2,517,538
Income from equity method investments	2,622,348
Dividends distribution	(2,319,218)
Foreign currency translation	(73,175)
Balance as of December 31, 2024	2,747,493

Schedule of Condensed balance sheets

	As of December 31,
	2023	2024
	$US	$US
Current assets	16,828,835	18,044,139
Non-current assets	249,736	432,689
TOTAL ASSETS	17,078,571	18,476,828

Current liabilities	11,062,054	11,898,131
Non-current liabilities	—	94,497
TOTAL LIABILITIES	11,062,054	11,992,628

Shareholders’ equity	6,016,517	6,484,200
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	17,078,571	18,476,828

Schedule of Condensed statements of income and comprehensive income

	For the years ended December 31,
	2022	2023	2024
	$US	$US	$US
Revenues	18,857,867	23,274,566	27,436,334
Gross profit	6,244,102	7,096,898	7,511,372
Income from operations	5,857,827	6,277,084	7,106,210
Net income	4,420,948	4,766,325	5,374,454